Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Payroll expenses		¥ 5,081,959	¥ 4,794,497	¥ 4,385,112
Japanese plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 34,336
Foreign plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 18,488